Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, current	$ 1,383	$ 2,008	$ 1,456
Accounts receivable		4	22
Total accounts receivable	1,383	2,012	1,478
Less: Allowance for credit losses	(146)	(588)	(368)	$ (359)
Total accounts receivable, net	$ 1,237	1,424	$ 1,110
Restated [Member]
Accounts receivable, current		2,015
Accounts receivable		4
Total accounts receivable		2,019
Less: Allowance for credit losses		(588)
Total accounts receivable, net		$ 1,431